CAPITAL MANAGEMENT - Summary of Strategy Measures (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Deferred income tax liabilities, net	$ 6,437	$ 5,717
Interests held in BRHC by Brookfield renewable	4,432	0
Equity	12,108	17,129	$ 16,824	$ 14,225
The partnership	1,341	5,787
Total capitalization	$ 40,989	$ 43,784
Debt-to-total capitalization percentage	34.00%	37.00%
Deferred financing fees	$ 69	$ 145
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	13,844	16,217
BEPC exchangeable and class A.2 exchangeable shares
Disclosure of objectives, policies and processes for managing capital [line items]
Exchangeable shares	4,168	0
Exchangeable and class B shares of BRHC
Disclosure of objectives, policies and processes for managing capital [line items]
Exchangeable shares	0	4,721
Participating non-controlling interests – in operating subsidiaries
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	10,508	11,070	10,680	10,297
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 259	$ 272	$ 271	$ 261